Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible Assets, Net
Indefinitelived intangible assets, net	¥ 682,174	¥ 682,174
Finitelived intangible assets	338,738	259,399
Accumulated amortization	(105,961)	(77,393)
Finitelived intangible assets, net	232,777	182,006
Total intangible assets, net	914,951	864,180		$ 125,348
Amortization expenses	28,940	24,297	¥ 19,074
Software
Intangible Assets, Net
Finitelived intangible assets	338,044	258,705
Accumulated amortization	(105,267)	(76,699)
Patents
Intangible Assets, Net
Finitelived intangible assets	694	694
Accumulated amortization	(694)	(694)
Automotive Manufacturing Permission
Intangible Assets, Net
Indefinitelived intangible assets, net	647,174	647,174
Insurance Agent License
Intangible Assets, Net
Indefinitelived intangible assets, net	¥ 35,000	¥ 35,000